Preferred Stock and Stockholders' Equity (Deficit) - Summary of Proceeds Received and Costs Incurred in Connection with Company's Underwritten Public Offering (Detail) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Initial Public Offering [Line Items]
Gross proceeds (including option to purchase additional shares)		$ 783	$ 94,578	$ 95,028
Offering costs			$ (7,396)	$ (7,661)	$ (1,693)
Net proceeds	$ 40,689
Underwritten Public Offering [Member]
Initial Public Offering [Line Items]
Gross proceeds (including option to purchase additional shares)	43,700
Underwriting discounts and commissions	(2,622)
Offering costs	$ (389)